UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010

Check here if Amendment [ ];         Amendment Number:
This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                 Raiff Partners, Inc.
Address:              152 West 57th Street
                      New York, NY  10019

Form 13F File Number: 28-5866

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Sheldon Brody
Title:    Chief Financial Officer
Phone:    212-247-6509

Signature, Place and Date of Signing:


/s/ Sheldon Brody               New York, NY              November 12, 2010

Report Type (Check only one):

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  None

                             FORM 13F SUMMARY PAGE

Raiff Partners, Inc.
28-5866

Report Summary:

Number of other Included Managers:                             3
Form 13F Information Table Entry Total                        50
Form 13F Information Table Value Total:     $184,558 (thousands)

List of Other Included Managers:

No.     Form 13F File No.     Name
---     -----------------     ----

01      28-5534               Centurion Advisors, L.P.
02      28-5414               Centurion Investment Group, L.P.
03      28-7106               Centurion Investors, LLC

                             FORM 13F AS OF 9/30/10
                    REPORTING MANAGER: RAIFF PARTNERS, INC.
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                                                          Fair Market  Shares or
Name of Issuer                      Title       Cusip        Value     Principal  SH/ PUT/  Investment   Other    Voting Authority
                                    of Class    Number      x $1,000    Amount    PRN CALL  Discretion  Managers  Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------

ALCOA INC COM                       CS          013817101     4,844    400,000    SH         DEFINED     1,2,3    400,000
ALLIANCE BERNSTEIN HOLDING LP       UNIT LP     01881G106     1,849     70,000    SH         DEFINED     1,2,3     70,000
ALTRIA GROUP INC                    CS          02209S103     5,765    240,000    SH         DEFINED     1,2,3    240,000
AMERICAN CAPITAL AGENCY CORP        CS          02503X105     1,727     65,000    SH         DEFINED     1,2,3     65,000
ANADARKO PETROLEUM                  CS          032511107     2,853     50,000    SH         DEFINED     1,2,3     50,000
ANWORTH MORTGAGE ASSET CORP         CS          037347101     2,781    390,000    SH         DEFINED     1,2,3    390,000
APPLE INC                           CS          037833100    14,188     50,000    SH         DEFINED     1,2,3     50,000
BARCLAYS LTD. PREFERRED A           SP ADR      06739H776       717     28,785    SH         DEFINED     1,2,3     28,785
BLACKROCK HI YLD FUND               CS          09255P107     1,328    115,000    SH         DEFINED     1,2,3    115,000
BOARDWALK PIPELINE PARTNERS         UNIT LP     096627104     4,408    135,000    SH         DEFINED     1,2,3    135,000
BON TON STORES INC.                 CS          09776J101     1,929    189,700    SH         DEFINED     1,2,3    189,700
BP P L C SPONSORED ADR              SP ADR      055622104     3,911     95,000    SH         DEFINED     1,2,3     95,000
CAPSTEAD MORTGAGE PREFD B           PFD B       14067E308        84      5,900    SH         DEFINED     1,2,3      5,900
CENTURYLINK INC                     CS          156700106    15,981    405,000    SH         DEFINED     1,2,3    405,000
CISCO SYSTEMS                       CS          17275R102     1,095     50,000    SH         DEFINED     1,2,3     50,000
CONOCOPHILLIPS                      CS          20825C104     6,604    115,000    SH         DEFINED     1,2,3    115,000
CREDIT SUISSE HIGH YIELD - RIGHTS   RIGHT       22544F111         7     95,000    SH         DEFINED     1,2,3     95,000
CYPRESS SHARPRIDGE INVTS INC        CS          23281A307     2,670    200,000    SH         DEFINED     1,2,3    200,000
DU PONT                             CS          263534109     5,801    130,000    SH         DEFINED     1,2,3    130,000
FIRSTENERGY                         CS          337932107     3,854    100,000    SH         DEFINED     1,2,3    100,000
FOOT LOCKER INC                     CS          344849104     4,359    300,000    SH         DEFINED     1,2,3    300,000
FRONTIER COMMUNICATIONS CORP        CS          35906A108     3,350    410,000    SH         DEFINED     1,2,3    410,000
GENERAL ELECTRIC CO                 CS          369604103        81      5,000    SH         DEFINED     1,2,3      5,000
HARRY WINSTON DIAMOND CORPORATION   CS          41587B100     1,571    135,000    SH         DEFINED     1,2,3    135,000
HATTERAS FINANCIAL CORP.            CS          41902R103     1,424     50,000    SH         DEFINED     1,2,3     50,000
IBOX $HIGH YIELD CORP BOND FUND     HIGH YLD
                                    CORP        464288513     7,175     80,000    SH         DEFINED     1,2,3     80,000
LEGGETT & PLATT                     CS          524660107     2,048     90,000    SH         DEFINED     1,2,3     90,000
LILLY (ELI) & CO                    CS          532457108     1,827     50,000    SH         DEFINED     1,2,3     50,000
LINN ENERGY LLC - UNITS             UNIT LP     536020100     5,114    160,000    SH         DEFINED     1,2,3    160,000
MCMORAN EXPLORATION CO              CS          582411104       258     15,000    SH         DEFINED     1,2,3     15,000
MFA FINANCIAL INC                   CS          55272X102     4,578    600,000    SH         DEFINED     1,2,3    600,000
MGM RESORTS INTERNATIONAL           CS          552953101     2,820    250,000    SH         DEFINED     1,2,3    250,000
NAVIOS MARITIME PARTNERS, LP        UNIT LP     Y62267102     3,995    215,000    SH         DEFINED     1,2,3    215,000
NEW AMERICA HIGH INCOME FUND        CS          641876800       810     80,000    SH         DEFINED     1,2,3     80,000
NEW YORK COMMUNITY BANCORP          CS          649445103     6,581    405,000    SH         DEFINED     1,2,3    405,000
OLD REPUBLIC INTL CORP              CS          680223104     1,454    105,000    SH         DEFINED     1,2,3    105,000
OLIN CORP                           CS          680665205     2,520    125,000    SH         DEFINED     1,2,3    125,000
QUALCOMM                            CS          747525103     3,655     81,000    SH         DEFINED     1,2,3     81,000
REYNOLDS AMERICAN INC               CS          761713106     1,485     25,000    SH         DEFINED     1,2,3     25,000
ROYAL BANK OF SCOTLAND  PFD SER. L  SP ADR
                                    PFD         780097788        96      5,000    SH         DEFINED     1,2,3      5,000
SEADRILL, LTD                       SHS         G7945E105     8,842    305,000    SH         DEFINED     1,2,3    305,000
SPDR BARCLAYS CAPITAL HI YLD ETF    YLD ETF     78464A417     1,000     25,000    SH         DEFINED     1,2,3     25,000
STARWOOD PROPERTY TRUST INC         CS          85571B105     2,285    115,000    SH         DEFINED     1,2,3    115,000
STONEMOR PARTNERS LP                UNITS       86183Q100     1,008     40,000    SH         DEFINED     1,2,3     40,000
SUN LIFE FINANCIAL                  CS          866796105     3,646    140,000    SH         DEFINED     1,2,3    140,000
TALBOTS INC                         CS          874161102     4,520    345,000    SH         DEFINED     1,2,3    345,000
TRAVELERS COS INC                   CS          89417E109     5,210    100,000    SH         DEFINED     1,2,3    100,000
UAL CORP                            CS          902549807     8,861    375,000    SH         DEFINED     1,2,3    375,000
VERIZON COMMUN                      CS          92343V104     6,518    200,000    SH         DEFINED     1,2,3    200,000
YAMANA GOLD INC                     CS          98462Y100     5,073    445,000    SH         DEFINED     1,2,3    445,000


TOTAL PORTFOLIO                                              184,558
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